Note 9 - Income Taxes (Tables)	7 Months Ended	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Tax rate recon

For the Period from
May 19, 2021
(inception) through
December 31, 2021

U.S. statutory rate	21.0%
Change in valuation allowance	(21.0)%

Significant components of the deferred taxes

Deferred tax assets:
Net operating loss carryover	$30,416
Total deferred tax assets	30,416
Valuation allowance	(30,416)
Deferred tax asset, net of allowance	$—

Cardio Diagnostics [Member]
Tax rate recon

The reconciliation between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense (benefit) for the year ended December 31, 2021 is as follows:

Statutory U.S. federal income tax rate	(21.0)%
State income taxes, net of federal income tax benefit	(0.2)%
Tax effect of expenses that are not
deductible for income tax purposes:
Change in Valuation Allowance	21.2%
Effective tax rate	0.0%

Significant components of the deferred taxes

At December 31, the significant components of the deferred tax assets (liabilities) are summarized below:

	2021	2020
Deferred Tax Assets:
Net Operating Losses	$146,578	$4,048
Stock-based compensation	197,895	179,607
Total deferred tax assets	344,473	183,655

Deferred Tax Liabilities	—	—

Valuation Allowance	(344,473)	(183,655)

Net deferred tax assets	$—	$—